Securities Act File No.: 033-73140


                         PILGRIM VARIABLE PRODUCTS TRUST

                         Supplement dated March 1, 2002
                                 to the Class S
                          Prospectus dated May 1, 2001

The following changes shall become effective on March 1, 2002:

1. A change in the name of the Adviser from "ING Pilgrim Investments, LLC" to "ING Investments, LLC."

2. A change in the name of the Distributor from "ING Pilgrim Securities, Inc." to "ING Funds Distributor, Inc."

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